Fees Summary	Jun. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 137,088,500
Previously Paid Amount	22,448.26
Total Fee Amount	20,234
Total Offset Amount
Net Fee	$ 0.00